Business Combinations - ICC Labs Inc. ("ICC") (Details) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 21, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 property	Nov. 22, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 3,181,453
Common shares issued		3,036,810
Replacement share-based awards		83,037
Final
Property, plant and equipment		167,051
Deferred tax liability		(78,551)
Goodwill		2,416,940
Number of properties listed for sale | property			2
ICC
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 262,901
Number of shares issued for acquisition (in shares) | shares				2,658,722
Common shares issued				$ 255,237
Replacement share-based awards				7,664
Provisional allocation at acquisition
Property, plant and equipment				18,012
Intangible assets				141,558
Deferred tax liability				(35,389)
Goodwill				131,154
Adjustments
Property, plant and equipment				(5,300)
Intangible assets				8,187
Deferred tax liability				32,772
Goodwill				(35,658)
Final
Property, plant and equipment				12,712
Intangible assets				149,745
Deferred tax liability				(2,617)
Goodwill				$ 95,496
Revenue of combined entity as if combination occurred at beginning of period		600
Loss of combined entity as if combination occurred at beginning of period		$ (9,300)
Revenue of acquiree prior to acquisition date	$ 700
Loss of acquiree prior to acquisition date	$ 8,500
ICC | Warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued for acquisition (in shares) | shares				188,115
Replacement share-based awards				$ 7,600
ICC | Compensation Options
Disclosure of detailed information about business combination [line items]
Replacement share-based awards				$ 20